Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure
Minimum Future Charter Revenues
Year ending December 31,	Amount
2015	$145,611
2016	147,114
2017	115,821
2018	56,893
2019	24,273
Thereafter	200,750
$690,462

Management Fees
Year ending December 31,	Amount
2015	$4,840
2016	4,999
2017	5,135
2018	5,289
2019	5,448
Thereafter	5,627

$31,338